Pension plan	12 Months Ended
Dec. 31, 2022
Pension plan
Pension plan

(31) Pension plan

Defined contribution pension plans

Evotec operates a defined contribution Group Personal Pension Plan (GPPP) in the United Kingdom and makes contributions to employees’ own schemes. The pension charge for the year represents contributions payable by the Company to the fund (and to employees’ own pension schemes) and amounted to k€ 3,346 in 2022 (2021: k€ 4,519). Contributions amounting to k€ 379 (2021: k€ 152) were payable to the fund at the year-end 2022 and are included in provisions. The Company’s contribution rate is employee-specific and is determined by the level of an employee’s contribution and the relevant legislation.

Further, Evotec operates defined contribution 401K plans in the United States with the contribution to these plans amounting to k€ 575 during 2022 (2021: k€ 646).

Defined benefit pension plans

Evotec operates a defined benefit pension plan for employees in France. The calculation of the provision for this pension obligation is based on the projected unit credit method according to IAS 19. In 2022 and 2021, the obligation is based on the following assumptions:

	31 Dec	31 Dec
	2022	2021
Actuarial interest rate	3.35%	0.80%
Salary increases	3.00%	1.90%
Employee turnover	0% - 2.51%	0% - 1.10%
Retirement age	62 years	62 years
Duration	8.7 years	9.2 years

For the measurement of the mortality rate, the mortality tables of France according to l’INSEE 2016-2018 were used. The mortality rate is not subject to material sensitivity as the payment is processed at the beginning of the retirement. The sensitivity of the actuarial interest rate and the resulting change of the relating pension provision is shown in the following table. This change would be recognized as actuarial gain or loss in other comprehensive income in equity. For the other assumptions, no material change is expected, as they are based on historical values, which will not change much over a year.

	31 Dec	31 Dec
in k€	2022	2021
Actuarial interest rate +0.50%-points	(550)	(626)
Actuarial interest rate -0.50%-points	592	676

In Germany, Evotec maintains defined benefit pension plans for a former member of the Management Board of Evotec SE and for the newly acquired Evotec DS. The pension provisions are calculated using the projected unit credit method in accordance with IAS 19. Actuarial reports have been prepared for both companies. For Evotec SE, the calculations are based on assumed pension increases of 2.00% (2021: 1.50%) and a discount rate of 3.51% (2021: 1.06%). For Evotec DS, the projected annual pension increase is 2.00 % and the underlying actuarial interest rate is 3.70%. The discount rates reflect market conditions. The provisions for both companies amounted to T€ 722 as of 31 December 2022 (31 December 2021: T€ 189 only Evotec SE).The pension provisions developed as follows:

	31 Dec	31 Dec
in k€	2022	2021
Pension provision at beginning of the year	14,428	14,441
Addition at acquisition date	553	—
Benefit payments from the employer	(692)	(468)
Included in other comprehensive income:
Actuarial gains/losses from:
Changes in financial assumptions	(1,899)	(551)
Experience adjustments	469	(116)
Impact of changes in demographic assumptions	10	3
Included in net income:
Current service costs	1,282	1,021
Interest cost	110	98
Pension provision at year-end	14,261	14,428

The pension provisions are mainly unfunded and relate to French Group companies in the amount of k€ 13,539. The expected payments of undiscounted benefits for the financial year 2023 amount to k€ 1,751. Expenses for the statutory retirement obligations are explained in Note (34).